Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Capital work in progress	$ 133,255,464
Property plant and equipment, description	capitalized relating to the construction of phase 2 and USD 324,340 of phase 3 and includes an amount of USD 1,484,977 (2019: USD 1,458,069) related to finance charge on lease liability for phase 2 and an amount of USD 233,113 (2019: USD 233,113) for phase 2 and USD 77,175 (2019: nil) for phase 3 related to depreciation charge on right-of-use asset capitalised.
Capitalized borrowing costs	$ 4,719,888	$ 1,546,108
General borrowing cost	2,274,051	1,546,108
Specific borrowing cost	$ 2,445,837
General borrowing costs, percentage	7.35%	6.10%
Term loan, percentage	10.10%